Employee Benefit Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Defined Contribution Plan Age of Eligiblity	21
Defined Contribution Plan, Required Service Period Prior to Plan Participation	0 years 0 months 90 days
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	2.50%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 929	$ 820	$ 957
Deferred Compensation Arrangement with Individual, Minimum Contractual Term	5 years
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	P10Y
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	0	68,906
Deferred Compensation Arrangement with Individual, Interest Rate on Notes Payable	5.00%
Deferred Compensation Arragement with Individual, Notes Payable Plus Accrued Interest	$ 124	$ 81